Employee benefits - Summary of fair value of plan assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt instruments categorized by issuers' credit rating:
US government bonds	$ 5,703	$ 0
Cash and cash equivalents	1,055	7,594
Total	$ 6,758	$ 7,594